Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN INTERNATIONAL SELECT FUND

SUPPLEMENT DATED MAY 2, 2014

TO THE PROSPECTUS DATED FEBRUARY 28, 2014

The purpose of this supplement is to serve as notification of a proposed reorganization of the Nuveen International Select Fund (the “Fund”) and to describe important changes to the Fund that will be implemented prior to such reorganization.

Changes to the Fund’s Sub-Advisers, Portfolio Managers,

Principal Investment Strategies and Principal Risks

Effective as of the close of business on June 27, 2014, Altrinsic Global Advisors, LLC (“Altrinsic”) and Lazard Asset Management LLC (“Lazard”) will no longer serve as investment sub-advisers to the Fund. The third existing sub-adviser to the Fund, Nuveen Asset Management LLC (“NAM”), will become the Fund’s sole sub-adviser. The Fund’s assets that had been managed by Altrinsic and Lazard will be transitioned to NAM’s management and the portfolio will be repositioned consistent with the investment strategies employed by NAM’s international growth team.

Effective as of June 27, 2014, the sections of the prospectus entitled “Fund Summaries—Nuveen International Select Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Fund Summaries—Nuveen International Select Fund—Fees and Expenses of the Fund—Example” will be revised to read as follows:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	1.04%	1.04%	1.04%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.18%	0.20%	0.21%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.51%	2.28%	1.29%
Management Fee Waiver[3]	(0.20)%	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Management Fee Waiver	1.31%	2.08%	1.09%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	The Fund’s investment adviser has agreed to voluntarily lower the fund-level management fee by 0.20% across all breakpoint levels through October 31, 2015. This fee waiver will not be terminated prior to that time without the approval of the Fund’s board of directors.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the management fee waivers currently in place are not renewed beyond October 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$701	$211	$111	$701	$211	$111
3 Years	$998	$685	$381	$998	$685	$381
5 Years	$1,326	$1,194	$680	$1,326	$1,194	$680
10 Years	$2,250	$2,593	$1,531	$2,250	$2,593	$1,531

Effective July 7, 2014, following repositioning of the Fund’s portfolio:

•	The Fund’s principal investment strategies will change to the following:

Under normal market conditions, the Fund invests at least 80% of its net assets in non-U.S. equity securities. The Fund may invest in equity securities issued by companies with small-, mid- and large-capitalizations. The Fund may invest up to 30% of its net assets in companies located in emerging market countries.

•	The Fund’s principal risks will be:

Currency Risk – Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Equity Security Risk – Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market.

Growth Stock Risk – Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Non-U.S./Emerging Markets Risk – Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Smaller Company Risk – Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Nuveen International Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN INTERNATIONAL SELECT FUND

SUPPLEMENT DATED MAY 2, 2014

TO THE PROSPECTUS DATED FEBRUARY 28, 2014

The purpose of this supplement is to serve as notification of a proposed reorganization of the Nuveen International Select Fund (the “Fund”) and to describe important changes to the Fund that will be implemented prior to such reorganization.

Changes to the Fund’s Sub-Advisers, Portfolio Managers,

Principal Investment Strategies and Principal Risks

Effective as of the close of business on June 27, 2014, Altrinsic Global Advisors, LLC (“Altrinsic”) and Lazard Asset Management LLC (“Lazard”) will no longer serve as investment sub-advisers to the Fund. The third existing sub-adviser to the Fund, Nuveen Asset Management LLC (“NAM”), will become the Fund’s sole sub-adviser. The Fund’s assets that had been managed by Altrinsic and Lazard will be transitioned to NAM’s management and the portfolio will be repositioned consistent with the investment strategies employed by NAM’s international growth team.

Effective as of June 27, 2014, the sections of the prospectus entitled “Fund Summaries—Nuveen International Select Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Fund Summaries—Nuveen International Select Fund—Fees and Expenses of the Fund—Example” will be revised to read as follows:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	1.04%	1.04%	1.04%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.18%	0.20%	0.21%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.51%	2.28%	1.29%
Management Fee Waiver[3]	(0.20)%	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Management Fee Waiver	1.31%	2.08%	1.09%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	The Fund’s investment adviser has agreed to voluntarily lower the fund-level management fee by 0.20% across all breakpoint levels through October 31, 2015. This fee waiver will not be terminated prior to that time without the approval of the Fund’s board of directors.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the management fee waivers currently in place are not renewed beyond October 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$701	$211	$111	$701	$211	$111
3 Years	$998	$685	$381	$998	$685	$381
5 Years	$1,326	$1,194	$680	$1,326	$1,194	$680
10 Years	$2,250	$2,593	$1,531	$2,250	$2,593	$1,531

Effective July 7, 2014, following repositioning of the Fund’s portfolio:

•	The Fund’s principal investment strategies will change to the following:

Under normal market conditions, the Fund invests at least 80% of its net assets in non-U.S. equity securities. The Fund may invest in equity securities issued by companies with small-, mid- and large-capitalizations. The Fund may invest up to 30% of its net assets in companies located in emerging market countries.

•	The Fund’s principal risks will be:

Currency Risk – Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Equity Security Risk – Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market.

Growth Stock Risk – Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Non-U.S./Emerging Markets Risk – Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Smaller Company Risk – Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.